35 Financial Instruments (Details 3) - Foreign Exchange Risk [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, Baseline	R$ 98,433
Financial assets, projected probable		R$ 13,903
Financial assets, projected scenario 1		14,181
Financial assets, projected scenario 2		42,265
Financial liabilities, Baseline	R$ (410,588)
Financial liabilities, projected probable		57,992
Financial liabilities, projected scenario 1		175,137
Financial liabilities, projected scenario 2		292,282
Loans and Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (108,983)
Financial liabilities, projected probable		(4,578)
Financial liabilities, projected scenario 1		(32,968)
Financial liabilities, projected scenario 2		(61,358)
Suppliers - Eletrobras (Itaipu) [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (222,431)
Financial liabilities, projected probable		31,416
Financial liabilities, projected scenario 1		94,878
Financial liabilities, projected scenario 2		158,340
Suppliers - Acquisition Of Gas [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (79,174)
Financial liabilities, projected probable		11,183
Financial liabilities, projected scenario 1		33,772
Financial liabilities, projected scenario 2		56,361
Collaterals And Escrow Accounts - Stn [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	USD depreciation
Financial assets, Baseline	R$ 98,433
Financial assets, projected probable		13,903
Financial assets, projected scenario 1		14,181
Financial assets, projected scenario 2		R$ 42,265